FINANCIAL INSTRUMENTS (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Risk-free interest rate	1.68%	1.88%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	3 years 6 months 18 days	3 years 5 months 16 days
Expected stock price volatility	61.61%	61.47%
Financial instruments [member]
Statement Line Items [Line Items]
Risk-free interest rate	1.71%	1.67%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	2 years 11 months 12 days	3 years
Expected stock price volatility	106.79%	108.41%
Weighted average fair value at grant date	$ 0.23	$ 0.15